Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000260308
Shareholder Report [Line Items]
Fund Name	Vontobel International Equity Active ETF
Class Name	Vontobel International Equity Active ETF
Trading Symbol	VNIE
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Vontobel International Equity Active ETF (the "Fund") for the period from May 14, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/exchange-traded-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/exchange-traded-funds
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 8,723,821
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	107.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/exchange-traded-funds